Phone:	(212)885-5360
Fax:	(212)332-3722
Email:	HAhmed@blankrome.com
September 12, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Kevin Rupert

Re:	Cornerstone Total Return Fund, Inc. (File No.: 811-02363)
Registration Statement on Form N-2
Request for Selective Review

Dear Mr. Rupert:

The above-referenced filing (the “Registration Statement”) of our client, Cornerstone Total Return Fund, Inc. (the “Fund”), filed on the date hereof, is based on and is substantially similar to the registration statements on Form N-2 of the Fund and Cornerstone Strategic Value Fund, Inc. (File No.: 811-05150), which were reviewed and declared effective by the Staff on November 19, 2012, and the registration statement on Form N-2 of Cornerstone Progressive Return Fund (File No.: 811-22066), which was reviewed and declared effective by the Staff on May 22, 2013 following a request under the “selective review” procedures discussed below.  Please accept this letter as a request under the same selective review procedures with respect to the Staff’s review of the Registration Statement.

In this regard, the Staff follows certain selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements.  The Staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the Staff.  Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Registration Statement represents a “rights offering” of the Fund’s shares, the terms and conditions of which are substantially similar to those contained in the registration statements of Cornerstone Progressive Return Fund, Cornerstone Strategic Value Fund, Inc. and the Fund referenced above.

The Chrysler Building, 405 Lexington Avenue, New York, NY  10174

www.BlankRome.com

Boca Raton   ·   Cincinnati   ·   Hong Kong   ·   Houston   ·   Los Angeles  · New York   ·   Philadelphia   ·   Princeton     · Shanghai    · Washington, DC   ·   Wilmington

Securities and Exchange Commission
September 12, 2013

Please contact me at (212) 885-5360 or Thomas R. Westle at (212) 885-5239 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ F. Humera Ahmed

F. Humera Ahmed